Filed under Rule 497(e)

Registration No.: 033-52742

SUNAMERICA SERIES TRUST

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA BlackRock Multi-Factor 70/30 Portfolio

SA BlackRock VCP Global Multi Asset Portfolio

SA Emerging Markets Equity Index Portfolio

SA Federated Hermes Corporate Bond Portfolio

SA Fidelity Institutional AM® International Growth Portfolio

SA Fidelity Institutional AM® Real Estate Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Franklin Tactical Opportunities Portfolio

SA Global Index Allocation 60/40 Portfolio

SA Global Index Allocation 75/25 Portfolio

SA Global Index Allocation 90/10 Portfolio

SA Goldman Sachs Multi-Asset Insights Portfolio

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

SA International Index Portfolio

SA Invesco Growth Opportunities Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Diversified Balanced Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Global Equities Portfolio

SA JPMorgan Large Cap Core Portfolio (formerly, SA Invesco Main Street Large Cap Portfolio)

SA JPMorgan MFS Core Bond Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA JPMorgan Ultra-Short Bond Portfolio (formerly, SA DFA Ultra Short Bond Portfolio)

SA Large Cap Growth Index Portfolio

SA Large Cap Index Portfolio

SA Large Cap Value Index Portfolio

SA MFS Blue Chip Growth Portfolio

SA MFS Massachusetts Investors Trust Portfolio

SA MFS Total Return Portfolio

SA Mid Cap Index Portfolio

SA Morgan Stanley International Equities Portfolio

SA PIMCO Global Bond Opportunities Portfolio (formerly, SA Goldman Sachs Global Bond Portfolio)

SA PIMCO RAE International Value Portfolio

SA PIMCO VCP Tactical Balanced Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Growth and Income Portfolio

SA Schroders VCP Global Allocation Portfolio

SA Small Cap Index Portfolio

SA T. Rowe Price Asset Allocation Growth Portfolio

SA T. Rowe Price VCP Balanced Portfolio

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA VCP Index Allocation Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated January 14, 2025, to the Portfolios’ Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as supplemented and amended to date

The following changes are made to the Portfolios’ Prospectus effective immediately:

The first two paragraphs of the subsection of the Portfolios’ Prospectus entitled “Management – Information about the Investment Adviser and Manager” are deleted in their entirety and replaced with the following:

SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, oversees the subadvisers’ management of certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica, located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302, is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $72.49 billion as of January 31, 2024. SunAmerica is an indirect, wholly-owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).

The following changes are made to the Portfolios’ SAI effective immediately:

The subsection of the Portfolios’ SAI entitled “SUPPLEMENTAL INFORMATION ABOUT INDEX AND PASSIVELY MANAGED FUNDS” is deleted in its entirety and replaced with the following:

The SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio are passively-managed and designed to track an index or subset of an index. SunAmerica is responsible for managing these Portfolios. SunAmerica is an indirect wholly-owned subsidiary of Corebridge. In connection with SunAmerica’s management of the Portfolios, each of the Portfolios may trade in Corebridge stock if such stock is represented in the applicable target index.

The first two paragraphs of the subsection of the Portfolios’ SAI entitled “INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT” are deleted in their entirety and replaced with the following:

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica to handle the management of the Trust and its day-to-day affairs. The Adviser, located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302, is an indirect, wholly-owned subsidiary of Corebridge.

The third paragraph of the subsection of the Portfolios’ SAI entitled “GENERAL INFORMATION – Disclosure of Portfolio Holdings Policies and Procedures” is deleted in its entirety and replaced with the following:

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio’s top ten holdings (including name and percentage of a Portfolio’s assets invested in each holding) and the percentage breakdown of a Portfolio’s investments by country, sector and industry, as applicable. This information, marketing communications (including printed advertising and sales literature) is generally made available at https://portal.annuities.corebridgefinancial.com/annuities/products/public/performance/landingpage# or online through the internet websites of the life insurance companies offering the Portfolios as investment options and/or the Trust’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust’s legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.